STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Treasury stock [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Comprehensive income (loss) [Member]
BALANCE at Dec. 31, 2008	$ 111,567	$ 39,929	$ 693,390	$ 291,472	$ (9,072)	$ (2,367)		$ (901,785)
BALANCE, shares at Dec. 31, 2008		161,326
Issuance of shares and warrants	34,106	9,572	24,534
Issuance of shares and warrants, shares		36,114
Conversion of convertible debentures to shares	4,101	744	3,357
Conversion of convertible debentures to shares, shares		2,796
Employee stock-based compensation	2,841		2,841
Exercise of options	21	6	15
Exercise of options, shares		25
Stock-based compensation, Note 17B(5)	3,829		3,829
Reclassification of options and warrants	(861)		(13,661)					12,800
Capital notes	20,000			20,000
Other comprehensive loss	869					869			869
Loss for the year	(120,459)							(120,459)	(120,459)
Comprehensive loss									(119,590)
BALANCE at Dec. 31, 2009	56,014	50,251	714,305	311,472	(9,072)	(1,498)		(1,009,444)
BALANCE, shares at Dec. 31, 2009		200,261
Issuance of shares and warrants	58,790	11,336	47,454
Issuance of shares and warrants, shares		42,573
Conversion of convertible debentures to shares	34,444	5,661	28,783
Conversion of convertible debentures to shares, shares		21,042
Tax benefit relating to stock based compensation	212		212
Employee stock-based compensation	6,413		6,413
Exercise of options	1,129	805	324
Exercise of options, shares		2,960
Stock-based compensation, Note 17B(5)	2,478		2,478
Other comprehensive loss	669					669			669
Loss for the year	(42,367)							(42,367)	(42,367)
Comprehensive loss									(41,698)
BALANCE at Dec. 31, 2010	117,782	68,053	799,969	311,472	(9,072)	(829)		(1,051,811)
BALANCE, shares at Dec. 31, 2010		266,836
Shares issued in consideration of acquisition of a subsidiary	22,630	5,777	16,853
Shares issued in consideration of acquisition of a subsidiary, shares		19,678
Issuance of shares and warrants	34,808	7,557	27,251
Issuance of shares and warrants, shares		27,087
Conversion of convertible debentures to shares	6,480	1,118	5,362
Conversion of convertible debentures to shares, shares		4,150
Tax benefit relating to stock based compensation	45		45
Employee stock-based compensation	8,107		8,107
Exercise of options	460	515	(55)
Exercise of options, shares		1,839
Foreign currency translation adjustments	3,729						3,729
Other comprehensive loss	(808)					(808)			(808)
Loss for the year	(18,530)							(18,530)	(18,530)
Comprehensive loss									(19,338)
BALANCE at Dec. 31, 2011	$ 174,703	$ 83,020	$ 857,532	$ 311,472	$ (9,072)	$ (1,637)	$ 3,729	$ (1,070,341)
BALANCE, shares at Dec. 31, 2011	318,290	319,590